Loans and Allowance for Loan Losses - Schedule of Allowance for Loan Losses and Recorded Investment by Portfolio Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan losses:
Individually evaluated for impairment	$ 258	$ 3,044
Collectively evaluated for impairment	15,330	13,859
Total	15,588	16,903	$ 18,113	$ 12,477
Loans outstanding:
Individually evaluated for impairment	20,361	27,254
Collectively evaluated for impairment	1,500,891	1,274,879
Total	1,521,252	1,302,133
Commercial, Financial, and Agricultural
Allowance for loan losses:
Individually evaluated for impairment	36	42
Collectively evaluated for impairment	2,699	2,675
Total	2,735	2,717	5,121	2,918
Loans outstanding:
Individually evaluated for impairment	295	341
Collectively evaluated for impairment	244,254	216,873
Total	244,549	217,214
Real estate construction − residential and Real estate mortgage − residential | Construction
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	157	137
Total	157	137	213	64
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	32,095	27,920
Total	32,095	27,920
Real estate construction − residential and Real estate mortgage − residential | Mortgage
Allowance for loan losses:
Individually evaluated for impairment	148	166
Collectively evaluated for impairment	3,181	2,316
Total	3,329	2,482	2,679	2,118
Loans outstanding:
Individually evaluated for impairment	1,863	2,391
Collectively evaluated for impairment	359,162	276,955
Total	361,025	279,346
Real estate construction − commercial and Real estate mortgage − commercial | Construction
Allowance for loan losses:
Individually evaluated for impairment	11	13
Collectively evaluated for impairment	864	575
Total	875	588	475	369
Loans outstanding:
Individually evaluated for impairment	87	105
Collectively evaluated for impairment	137,148	91,264
Total	137,235	91,369
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage
Allowance for loan losses:
Individually evaluated for impairment	62	2,815
Collectively evaluated for impairment	7,938	7,847
Total	8,000	10,662	9,354	6,547
Loans outstanding:
Individually evaluated for impairment	18,110	24,357
Collectively evaluated for impairment	704,619	638,899
Total	722,729	663,256
Installment and other consumer
Allowance for loan losses:
Individually evaluated for impairment	1	8
Collectively evaluated for impairment	325	248
Total	326	256	264	381
Loans outstanding:
Individually evaluated for impairment	6	60
Collectively evaluated for impairment	23,613	22,968
Total	23,619	23,028
Un- allocated
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	166	61
Total	166	61	$ 7	$ 80
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0